DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
DISCONTINUED OPERATIONS
Schedule of net operating loss of discontinued operation
	Three Months Ended		Six Months Ended
	December 26,	December 28,	December 26,	December 28,
	2020	2019	2020	2019

Revenue	$1,741,505	$4,276,771	$3,341,495	$8,581,520
Cost of Goods Sold	1,223,372	2,054,833	2,492,124	5,935,439

Gross Profit	518,133	2,221,938	849,371	2,646,081

Expenses:
General and Administrative	718,101	1,961,132	1,694,712	3,784,884
Sales and Marketing	10,600	42,057	17,101	43,005
Depreciation and Amortization	32,060	662,393	81,202	1,161,721
Impairment Expense	-	46,702,659	-	46,702,659

Total Expenses	760,761	49,368,241	1,793,015	51,692,269

Loss from Operations	(242,628)	(47,146,303)	(943,644)	(49,046,188)

Other Expense (Income):
Other Expense	(34,391)	232	2,665	5,592

Total Other Expense	(34,391)	232	2,665	5,592

Loss on Discontinued Operations Before Provision for Income Taxes	(208,237)	(47,146,535)	(946,309)	(49,051,780)
Provision for Income Tax Benefit (Expense)	1,410,003	10,300,882	(534,100)	9,125,732

Income (Loss) on Discontinued Operations	$1,201,766	$(36,845,653)	$(1,480,409)	$(39,926,048)

	2020	2019

Revenue	$15,164,131	$10,044,235
Cost of Goods Sold	11,947,208	4,010,987

Gross Profit	3,216,923	6,033,248

Expenses:
General and Administrative	6,905,155	4,702,461
Sales and Marketing	81,489	-
Depreciation and Amortization	1,532,792	1,280,090

Total Expenses	8,519,436	5,982,551

Loss from Operations	(5,302,513)	50,697

Other Expense (Income):
Impairment of Assets	46,702,660	-
Other Expense	5,385	167,550

Total Other Expense	46,708,045	167,550

Loss on Discontinued Operations Before Provision for Income Taxes	(52,010,559)	(116,853)
Provision for Income Tax (Expense) Benefit	1,229,520	(1,147,343)

Loss on Discontinued Operations	$(50,781,039)	$(1,264,196)

Schedule of assets included in discontinued operation
	2020	2019

Carrying Amounts of the Assets Included in Discontinued Operations:

Cash and Cash Equivalents	$522,966	$527,377
Accounts Receivable	274,886	865,485
Prepaid Expenses	74,622	249,309
Inventory	3,323,978	5,752,847
Other Current Assets	64,600	-

TOTAL CURRENT ASSETS (1)		7,395,018

Property and Equipment, Net	4,288,808	4,633,289
Operating Lease Right-of-Use Assets	5,257,327	-
Intangible Assets, Net	7,260,288	20,449,002
Goodwill	-	31,773,659
Other Assets	113,576	114,576

TOTAL NON-CURRENT ASSETS (1)		56,970,526

TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$21,181,051	$64,365,544

Carrying Amounts of the Liabilities Included in Discontinued Operations:
Accounts Payable and Accrued Liabilities	$2,126,162	$1,742,133
Income Taxes Payable	946,679	1,899,487
Other Current Liabilities	22,747	-
Current Portion of Operating Lease Liabilities	385,699	-

TOTAL CURRENT LIABILITIES (1)		3,641,620

Operating Lease Liabilities, Net of Current Portion	5,300,936	-
Deferred Tax Liabilities	6,278,079	7,185,447

TOTAL NON-CURRENT LIABILITIES (1)		7,185,447

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$15,060,302	$10,827,067

	2020	2019

Carrying Amounts of the Assets Included in Discontinued Operations:

Cash and Cash Equivalents	$522,966	$527,377
Accounts Receivable	274,886	865,485
Prepaid Expenses	74,622	249,309
Inventory	3,323,978	5,752,847
Other Current Assets	64,600	-

TOTAL CURRENT ASSETS (1)		7,395,018

Property and Equipment, Net	4,288,808	4,633,289
Operating Lease Right-of-Use Assets	5,257,327	-
Intangible Assets, Net	7,260,288	20,449,002
Goodwill	-	31,773,659
Other Assets	113,576	114,576

TOTAL NON-CURRENT ASSETS (1)		56,970,526

TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$21,181,051	$64,365,544

Carrying Amounts of the Liabilities Included in Discontinued Operations:
Accounts Payable and Accrued Liabilities	$2,126,162	$1,742,133
Income Taxes Payable	946,679	1,899,487
Other Current Liabilities	22,747	-
Current Portion of Operating Lease Liabilities	385,699	-

TOTAL CURRENT LIABILITIES (1)		3,641,620

Operating Lease Liabilities, Net of Current Portion	5,300,936	-
Deferred Tax Liabilities	6,278,079	7,185,447

TOTAL NON-CURRENT LIABILITIES (1)		7,185,447

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$15,060,302	$10,827,067